Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Income tax percentage	25.00%	25.00%
PRC Tax withholding percentage	10.00%
Loss before income taxes	$ 130,320	$ 101,993
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] | Enterprise Income Tax Laws [Member]
Income tax percentage	25.00%	25.00%
Tang Dynasty Investment Group Limited [Member]
Income tax percentage	0.00%
PRC Tax withholding percentage	10.00%
Loss before income taxes	$ 515,402
Profits tax rate	16.50%
Tang Dynasty Investment Group Limited [Member] | Enterprise Income Tax Laws [Member]
Income tax percentage	25.00%